Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Right-of-use Assets

	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
January 1, 2019
Transfers from property, plant and equipment (note 9)	324	—	—	140	—	464
Initial recognition	721	100	—	70	412	1,303
	1,045	100	—	210	412	1,767
Additions	1	—	—	80	5	86
Transfers to property, plant and equipment (note 9)	(101)	—	—	—	—	(101)
Disposals and derecognition	(11)	—	—	(31)	2	(40)
Revaluation	(194)	1	—	(1)	8	(186)
Depreciation and impairment	(222)	(11)	—	(50)	(39)	(322)
Other	2	—	—	(4)	—	(2)
December 31, 2019	520	90	—	204	388	1,202
Additions	5	6	—	15	4	30
Transfers to property, plant and equipment (note 9)	(4)	—	—	—	—	(4)
Disposals and derecognition	(3)	—	—	—	—	(3)
Revaluation	—	16	—	11	—	27
Depreciation and impairment	(399)	(11)	—	(91)	(53)	(554)
Other	1	(1)	—	—	—	—
December 31, 2020	120	100	—	139	339	698

Results of Operations
($ millions)	December 31, 2020	December 31, 2019
Interest expense on lease liabilities (note 22)	97	106
Expenses relating to short-term leases	13	18

Cash Flow Summary
($ millions)	December 31, 2020	December 31, 2019
Total cash flow used for leases	208	339

Disclosure of additional information about leasing activities for lessee [text block]

Balance Sheets
($ millions)	December 31, 2020	December 31, 2019
Current lease liabilities	102	109
Non-current lease liabilities	1,298	1,353